Additional Information: Condensed Financial Statements Of The Company (Tables)	12 Months Ended
Dec. 31, 2016
Additional Information: Condensed Financial Statements Of The Company
Condensed Balance Sheets

	December 31,
	2016	2015
Assets
Current assets
Cash and cash equivalents	98	1
Prepayments	82	19
Amounts due from subsidiaries	61,711	—
Amounts due from related parties	76	76
Total current assets	61,967	96
Investments in subsidiaries	125,546	93,396
Deferred costs for initial public offering in the United States	—	4,446
Total assets	187,513	97,938
Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	2,148	5,224
Amounts due to subsidiaries	—	9,029
Amounts due to immediate holding company	596	329
Amount due to a related party	6	—
Total current liabilities	2,750	14,582
Other deferred income	493	—
Total liabilities	3,243	14,582
Company’s shareholders’ equity
Ordinary share; $1.00 par value; 75,000,000 shares authorized; 60,705,823 and 56,533,118 shares issued at December 31, 2016 and 2015	60,706	56,533
Other shareholders’ equity	123,564	26,823
Total Company’s shareholders’ equity	184,270	83,356
Total liabilities and shareholders’ equity	187,513	97,938

Condensed Statements of Operations

	Year Ended December 31,
	2016	2015	2014
Operating expenses
Administrative expenses	(5,072)	(4,658)	(1,146)
Other income/(expense)
Interest expense	(6)	(4)	(3)
Other income/(expense)	101	(7)	(98)
Total other income/(expense)	95	(11)	(101)
Income tax expenses	(230)	—	—
Equity in earnings of subsidiaries, net of tax	16,905	12,662	(6,059)
Net income/(loss)	11,698	7,993	(7,306)

Condensed Statements of Comprehensive Income/(loss)

	Year Ended December 31,
	2016	2015	2014
Net income/(loss)	11,698	7,993	(7,306)
Other comprehensive loss
Foreign currency translation loss	(9,290)	(4,855)	(2,436)
Total comprehensive income/(loss)	2,408	3,138	(9,742)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2016	2015	2014
Operating activities
Net income/(loss)	11,698	7,993	(7,306)
Adjustments to reconcile net income/(loss) to net cash used in operating activities
Equity in earnings of subsidiaries, net of tax	(16,905)	(12,662)	6,059
Loss on dilution of interest in a subsidiary	—	3	98
Changes in operating assets and liabilities
Prepayments	(63)	(18)	(1)
Other deferred income	493	—	—
Amounts due to a related party	6	—	—
Amounts due from/to subsidiaries	(92,418)	3,171	1,379
Other payables and accruals	(235)	1,425	(318)
Amounts due to immediate holding company	267	88	89
Net cash used in operating activities	(97,157)	—	—
Financing activities
Proceeds from issuance of ordinary shares	110,160	—	—
Payment of issuance costs	(12,906)	—	—
Net cash from financing activities	97,254	—	—
Net increase in cash and cash equivalents	97	—	—
Cash and cash equivalents at beginning of year	1	1	1
Cash and cash equivalents at end of year	98	1	1